SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED RECOGNIZED (Details) (Parenthetical)	May 11, 2021 $ / shares shares
Other Acquisitions
Number of shares issued on restricted shares, shares | shares	2,666,666
Shares issued price per share | $ / shares	$ 0.3583